Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 8,724	€ 8,461
Additions	506	946
Deductions	(600)	(1,042)
Changes with effect to OCI	77	(351)
Currency translation differences	(897)	484
Change in scope of consolidation	1	193
Other changes	(874)	33
Deferred tax liability (asset) at end of year	6,937	8,724
Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(14,116)	(13,909)
Additions	(2,628)	(1,862)
Deductions	1,469	2,176
Changes with effect to OCI	173	92
Currency translation differences	679	(384)
Change in scope of consolidation	3	156
Other changes	1,417	(385)
Deferred tax liability (asset) at end of year	(13,003)	(14,116)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	4,651	5,668
Additions	528	457
Deductions	(60)	(1,663)
Currency translation differences	(245)	121
Change in scope of consolidation		(168)
Other changes	(719)	236
Deferred tax liability (asset) at end of year	4,155	4,651
Deferred tax assets before offsetting net of accumulated write-down provisions
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(9,465)	(8,241)
Additions	(2,100)	(1,405)
Deductions	1,409	513
Changes with effect to OCI	173	92
Currency translation differences	434	(263)
Change in scope of consolidation	(3)	(12)
Other changes	698	(149)
Deferred tax liability (asset) at end of year	€ (8,848)	€ (9,465)